Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share from continuing operations – diluted	$ (0.07)	$ (0.11)	$ (0.03)
Net loss per share from discontinued operations – diluted	$ (0.01)	$ (0.05)	$ (0.16)
Weighted average shares outstanding – diluted (in Shares)	236,645,676	135,900,869	115,954,501